Leases (Tables)	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Schedule of future undiscounted cash flows	For operating leases where we are the lessee, our future undiscounted cash flows as at June 30, 2022 (Successor) are as follows:

(In $ millions)	Year ended December 31
Remainder of 2022	30
2023	3
2024	2
2025	3
2026 and thereafter	1
Total	39

Schedule of reconciliation and supplementary information
The following table gives a reconciliation between the undiscounted cash flows and the related operating lease liability recognized in our Consolidated Balance Sheets as at June 30, 2022 (Successor) and December 31, 2021 (Predecessor):

	Successor	Predecessor
(In $ millions)	As at June 30, 2022	As at December 31, 2021
Total undiscounted cash flows	39	37
Less discount	(3)	(2)
Operating lease liability	36	35
Of which:
Current	29	30
Non-current	7	5
The following table gives supplementary information regarding our lease accounting for the three months ended June 30, 2022 (Successor) and June 30, 2021 (Predecessor), the period from January 1, 2022 through February 22, 2022 (Predecessor), the period February 23, 2022 through June 30, 2022 (Successor) and the six months ended June 30, 2021 (Predecessor):

	Successor	Predecessor	Successor	Predecessor
(In $ million)	Three months ended June 30, 2022	Three months ended June 30, 2021	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022	Six months ended June 30, 2021
Operating lease cost:
Operating lease cost	14	2	20	4	5
Short-term lease cost	1	—	2	1	—
Total lease cost	15	2	22	5	5
Other information:
Cash paid for amounts included in the measurement of lease liabilities- Operating Cash flows	15	2	22	5	5
Right-of-use assets obtained in exchange for operating lease liabilities during the period - Non-cash Investing items	4	—	4	24	—
Weighted-average remaining lease term in months	21	12	21	22	12
Weighted-average discount rate	9%	29%	9%	9%	29%

Schedule of operating subleases	The estimated future undiscounted cash flows on these leases are as follows:

(In $ millions)	Year ended December 31
2022	14
2023	28
2024	21
2025 and thereafter	20
Total	83